Leases - Lease Cost and Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease, Cost	$ 1,698	$ 2,133	$ 2,113
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from leases	1,521	2,010
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 775	$ 1,580